INVENTORY (Tables)	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventories
	December 31, 2020	December 31, 2019
Raw materials	$1,148	$1,022
Work in progress – cultivated cannabis	1,482	1,205
Work in progress – harvested cannabis and extracts	274	90
Finished goods – cannabis extracts	7,003	2,081
Finished goods – other	283	1,018
Total	$10,190	$5,416